Stockholders' Equity - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Class Of Stock [Line Items]
Common stock, shares authorized	1,125,000,000	1,125,000,000
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares issued	440,000,000	436,000,000
Common shares unissued but encumbered	28,000,000
Common stock dividend paid	$ 0.64	$ 0.64	$ 0.64
Purchase price of common stock repurchased on open market	$ 440,000,000	$ 755,000,000	$ 945,000,000
Authorized share repurchased program amount		$ 600,000,000
Authorized share repurchased program remaining available amount	$ 160,000,000
Common Stock [Member]
Class Of Stock [Line Items]
Closing price of common stock	$ 13.32
Common Stock Shares Outstanding [Member]
Class Of Stock [Line Items]
Common stock, shares issued	263,000,000
Common shares repurchased	29,646,374	59,625,325	56,043,711